Stock-Based Compensation (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 06, 2002
Outstanding - Number of Options	1,574	204
Options, Granted		1,383	625
Options, Expired		0
Options, Forfeited		(35)
2012 activity - Number of Options	0
Outstanding - Number of Options	1,574	1,574	204
Exercisable - Number of Options		675
Outstanding - Weighted Average Exercise Price	$ 10.72	$ 11.36
Granted, Weighted-Average Exercise Price		$ 10.56	$ 12.00
Expired, Weighted-Average Exercise Price		$ 169.92
Forfeited, Weighted-Average Exercise Price		$ 9.6
Outstanding - Weighted Average Exercise price	$ 10.56	$ 10.72	$ 11.36
Exercisable - Weighted Average Exercise Price		$ 10.56
Outstanding - Weighted Average Grant Date Fair	$ 10.56
2012 activity - Weighted Average Grant Date Fair	$ 0
Outstanding - Weighted Average Grant Date Fair		$ 10.56
Exercisable - Weighted Average Grant Date Fair	$ 10.56
Outstanding - Weighted Average Remaining Contractual Life (Years)	5 years 9 months 18 days	6 years 6 months 25 days
2012 activity - Weighted Average Exercise Price	$ 0
Exercisable - Weighted Average Remaining Contractual Life		9 years 7 days
Outstanding - Aggregate Intrinsic Value	$ 0			$ 1,925
Exercisable - Aggregate Intrinsic Value		$ 0